Document and Entity Information	9 Months Ended
Sep. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	PLY GEM HOLDINGS INC
Entity Central Index Key	0001284807
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 29, 2012